Other liabilities - Changes in the provision for maintenance (Details) - Provision for maintenance costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 27,195	$ 28,921
Accrual of the year	5,016	2,303
Use of the provision	(8,727)	(6,300)
Translation differences and inflation adjustment	(1,813)	2,271
Balances at the end of year	$ 21,671	$ 27,195